Exceptional items (Tables)	6 Months Ended
Dec. 31, 2021
Exceptional Items [Abstract]
Schedule of exceptional items

	Six months ended 31 December 2021	Six months ended 31 December 2020
	£ million	£ million
Exceptional operating items
Ongoing litigation in Turkey	—	(15)
Guaranteed minimum pension equalisation	—	(5)
Reversal of provision for obsolete inventories	—	3
	—	(17)
Non-operating items
Sale of businesses and brands
Loss on the prospective sale of Meta	(33)	—
United National Breweries	2	5
	(31)	5

Exceptional items before taxation	(31)	(12)

Items included in taxation
Exceptional taxation	—	(42)
	—	(42)

Total exceptional items	(31)	(54)
Attributable to:
Equity shareholders of the parent company	(31)	(54)
Non-controlling interests	—	—
Total exceptional items	(31)	(54)